Nature of operations and reorganizations - VIE arrangements between Relx HK's PRC subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Equity Interest Pledge Agreement
Nature of operations and reorganizations
Initial term of agreement (in years)	10 years
Exclusive Business Cooperation Agreement
Nature of operations and reorganizations
Initial term of agreement (in years)	10 years
Exclusive Option Agreement
Nature of operations and reorganizations
Initial term of agreement (in years)	10 years
Exclusive Assets Option Agreement
Nature of operations and reorganizations
Initial term of agreement (in years)	10 years